Note 1 - Nature of the Business and Basis of Preparation (Details Textual) $ in Thousands, ¥ in Millions		1 Months Ended			2 Months Ended			6 Months Ended
	May 21, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	Aug. 29, 2019 USD ($)	Aug. 29, 2019 CNY (¥)	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Proceeds from Issuance of Common Stock								$ 5,596	$ 14,000
Subsequent Event [Member]
Proceeds from Issuance of Common Stock		$ 35,000
Subsequent Event [Member] | Wanchunbulin [Member]
Investment Agreement Amount			$ 14,537	¥ 100
Proceeds From Noncontrolling Interest, Percent			4.76%	4.76%
Proceeds From Noncontrolling Interest					$ 10,083	¥ 70
Jefferies [Member] | Subsequent Event [Member]
Proceeds from Issuance of Common Stock							$ 13,023
Stock Issued During Period, Shares, New Issues | shares							620,753
Jefferies [Member] | Maximum [Member]
Aggregate Offering Price, Sales Agreement	$ 30,000